Financial Results - Summary of Gain (losses) from Indexed Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Results [Abstract]
Inventories	$ 27,150	$ 25,670	$ 2,099
Investments accounted for using the equity method	48	79	128
Intangible assets other than goodwill	11,601	8,867	5,218
Goodwill	6,530	8,858	8,494
Property, plant and equipment	485,353	646,811	621,219
Deferred tax assets	14,665	20,861
Deferred tax liabilities	(89,669)	(119,471)
Total Equity	(355,914)	(382,962)	(318,132)
Revenues	(150,056)	(346,360)	(282,564)
Raw materials and consumables used	126,134	241,081	207,965
Financial results	2,818	(1,559)	20,434
Other Expenses	(3,317)	95	(264)
Corporate tax	1,355	22,507	5,783
Gains (losses) from indexed assets and liabilities	$ 76,698	$ 124,477	$ 270,380